Cover	Jul. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2026
Entity File Number	000-284115
Entity Registrant Name	GEMAXEL INC.
Entity Central Index Key	0000001961
Entity Tax Identification Number	22-1848316
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4775 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	(917)
Local Phone Number	270-1187
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false